Preferred Stock (Details Narrative) - $ / shares	Jun. 06, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 14, 2015
Preferred stock, authorized		17,000,000	20,000,000	20,000,000	20,000,000
Preferred stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Shares issued per share		$ 0.0001	$ 0.0001
Series A Preferred Stock [Member]
Preferred stock, authorized	3,000,000	3,000,000
Preferred stock, par value		$ 0.0001
Preferred stock, liquidation preference	$ 100
Preferred stock, voting rights	200:1
Series A Preferred Stock [Member] | Jennifer Dyer [Member]
Number of shares issued	600,000
Shares issued per share	$ 0.0001
Series A Preferred Stock [Member] | Kiaran Sim [Member]
Number of shares issued	400,000